Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Lease Expense

The components of lease expense from continuing operations were as follows:

	Years ended December 31,
	2023	2024

Operating lease expense	$2,348	$2,353

Supplemental cash flow information related to leases from continuing operations was as follows:

	Years ended December 31,
	2023	2024

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,451	$871

Supplemental balance sheet information related to leases was as follows:

	Years ended December 31,
	2023	2024
Weighted-average Remaining Lease Term
Operating leases	2.20 Years	1.19 Years
Weighted-average Discount Rate	—	—
Operating leases	4.25%	4.31%

Schedule of Maturities of Lease Liabilities

As of December 31, 2024, maturities of lease liabilities were as follows:

Amount

2025	$5,711
2026	465
2027	31
2028	9
2029	—
Thereafter	—
Total lease payments	6,216
Less: interest	(72)
Total	6,144
Less: current portion	(2,357)
Non-current portion	$3,787